SUPPLEMENT DATED AUGUST 10, 2012
TO PROSPECTUS STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND
SUMMARY PROSPECTUS OF INTEGRITY DIVIDEND HARVEST FUND

THE INTEGRITY FUNDS

Integrity Dividend Harvest Fund (the "Fund")
Prospectus and SAI dated May 1, 2012
Summary Prospectus dated May 7, 2012

Effective August 10, 2012, Kyle Pankratz has resigned as Co-Portfolio Manager of the Fund. Management of the Fund is being continued by Shannon D. Radke, who acts as the Lead Portfolio Manager, assisted by Co-Portfolio Managers Josh Larson and Michael Morey.

In addition, the last sentence of the legend on the first page of the Summary Prospectus of the Fund is deleted and replaced with the following:

The Fund's prospectus and statement of additional information, both dated May 1, 2012 as supplemented on August 10, 2012 (and as they may be further supplemented), are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number, or e-mail address noted above.

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The information set forth in the Summary Prospectus, Prospectus, and SAI of the Funds is superseded, to the extent applicable, by the information contained in this Supplement.

Please retain this Supplement for future reference.